INCOME TAX (CREDIT) EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX (CREDIT) EXPENSE
15.	INCOME TAX (CREDIT) EXPENSE

The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the United States of America, in the Philippines and in other jurisdictions, respectively, during the years ended December 31, 2012, 2011 and 2010.

Pursuant to the approval notices issued by Macau Government dated June 7, 2007, Melco Crown Macau has been exempted from Macau Complementary Tax on income generated from gaming operations for five years commencing from 2007 to 2011 and will continue to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notices issued by Macau Government in April 2011.

The Macau Government has granted to Altira Hotel Limited (“Altira Hotel”) and Melco Crown (COD) Hotels Limited (“Melco Crown (COD) Hotels”) the declaration of utility purpose benefit in 2007 and 2011, respectively, pursuant to which they are entitled to a property tax holiday, for a period of 12 years, on any immovable property that they own or have been granted for Altira Macau, Hard Rock Hotel and Crown Towers Hotel. Under such tax holiday, they will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for purposes of assessment of Macau Complementary Tax. The Group has applied for the declaration of utility purpose benefit in respect of Grand Hyatt Macau. The Macau Government has also granted to Altira Hotel a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which it is entitled to a vehicle tax holiday, provided there is no change in use or disposal of those vehicles within 5 years from the date of purchase. The Macau Government is considering the grant of the same benefit on specific vehicles purchased to Crown Towers Hotel, Hard Rock Hotel and Grand Hyatt Macau. The grant of the vehicles tax holiday is subject to the satisfaction by the Group of certain criteria determined by the Macau Government.

The provision for income tax consisted of:

	Year Ended December 31,
	2012	2011	2010
Income tax provision for current year:
Macau Complementary Tax	$203	$223	$165
Hong Kong Profits Tax	513	822	473
Profits tax in other jurisdictions	238	161	65

Sub-total	$954	$1,206	$703

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(171)	$3	$(18)
Hong Kong Profits Tax	32	142	(1)
Profits tax in other jurisdictions	1	(21)	8

Sub-total	$(138)	$124	$(11)

Deferred tax (credit) charge:
Macau Complementary Tax	$(3,676)	$(2,779)	$166
Hong Kong Profits Tax	(81)	(185)	58
Profits tax in other jurisdictions	(2)	(2)	4

Sub-total	$(3,759)	$(2,966)	$228

Total income tax (credit) expense	$(2,943)	$(1,636)	$920

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income tax	$395,729	$287,208	$(9,605)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374

	$(2,943)	$(1,636)	$920

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2012, 2011 and 2010, if applicable. Profits tax in other jurisdictions for the years ended December 31, 2012, 2011 and 2010 were provided mainly for the profits of the representative offices and branches set up by a subsidiary in the region where they operate. No provision for income tax in the United States of America and in the Philippines for the years ended December 31, 2012, 2011 and 2010 were provided as the subsidiaries incurred tax losses.

Melco Crown Macau was granted a tax holiday from Macau Complementary Tax for 5 years on casino gaming profits by the Macau Government in 2007. In April 2011, this tax holiday for Melco Crown Macau was extended for an additional 5 years through 2016. During the years ended December 31, 2012, 2011 and 2010, Melco Crown Macau reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to the Company for the years ended December 31, 2012 and 2011 would have been decreased by $88,491 and $69,677, and basic and diluted net income attributable to the Company per share would have reported reduced income of $0.054 and $0.053 per share for the year ended December 31, 2012 and $0.043 and $0.043 per share for the year ended December 31, 2011, respectively, and the Group’s consolidated net loss attributable to the Company for the year ended December 31, 2010 would have been increased by $28,069, and basic and diluted net loss attributable to the Company per share would have reported additional loss of $0.018 per share. Melco Crown Macau’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The effective tax rates for the years ended December 31, 2012, 2011 and 2010 were negative rates of 0.7%, 0.6% and 9.6%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of change in valuation allowance for the years ended December 31, 2012, 2011 and 2010 and the effect of tax holiday granted by the Macau Government as described in the preceding paragraphs during the years ended December 31, 2012, 2011 and 2010.

The deferred tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
Deferred tax assets
Net operating loss carried forwards	$63,022	$60,782
Depreciation and amortization	105	24
Deferred deductible expenses	3,089	—

Sub-total	$66,216	$60,806

Valuation allowance
Current	$(21,054)	$(17,816)
Long-term	(45,057)	(42,966)

Sub-total	$(66,111)	$(60,782)

Total net deferred tax assets	$105	$24

Deferred tax liabilities
Land use rights	$(64,497)	$(68,552)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,348)	(971)

Total net deferred tax liabilities	$(66,350)	$(70,028)

As of December 31, 2012 and 2011, valuation allowance of $66,111 and $60,782 were provided, respectively, as management does not believe that it is more likely than not that these deferred tax assets will be realized. As of December 31, 2012, adjusted operating tax loss carry forwards, amounting to $175,451, $159,304 and $183,885 will expire in 2013, 2014 and 2015, respectively. Adjusted operating tax loss carried forwards of $142,678 has expired during the year ended December 31, 2012.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries are available for distribution to the Company of approximately $1,150,000 at December 31, 2012 are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $138,000.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 and there is no material unrecognized tax benefit which would favourably affect the effective income tax rate in future periods. As of December 31, 2012 and 2011, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau, the United States of America and the Philippines are 6 years, 5 years, 3 years and 3 years, respectively.